Equity - Additional Information (Detail) - TRY (₺) ₺ / shares in Units, ₺ in Thousands				12 Months Ended
	Aug. 21, 2024	Aug. 05, 2024	May 02, 2024	Dec. 31, 2024	Dec. 31, 2023
Equity.
Share capital authorized				2,200,000,000	2,200,000,000
Share capital, issued and fully paid shares				2,200,000,000	2,200,000,000
Share capital, par value				₺ 1
Number of shares pledged as security				995,509	995,509
First level legal reserves as percentage of distributable income per statutory accounts each year				5.00%
Ceiling on the first legal reserves as percentage of paid-up capital				20.00%
Second legal reserves				10.00%
Minimum obligatory dividend pay-out as percentage of paid-up capital				5.00%
Ceiling on the second legal reserves as percentage of paid-up capital				50.00%
Number of own shares purchased	3,000,000	1,398
Price of own shares purchased	₺ 99.87	₺ 98.05
Dividends			₺ 6,276,998
Dividends per share			₺ 2.8532
Dividends calculated based on purchasing power at year end			₺ 7,384,360